NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
Net income attributable to SYLA Technologies Co., Ltd. per share
NET INCOME PER SHARE

NOTE 15 – NET INCOME PER SHARE

Basic net income per share is calculated on the basis of weighted average outstanding common shares. Diluted net income per share is computed on the basis of basic weighted average outstanding common shares adjusted for the dilutive effect of stock options. Dilutive common shares are determined by applying the treasury stock method to the assumed conversion of share repurchase liability to common shares related to the early exercised stock options.

The computation of basic and diluted net income per share in accordance with ASC Topic 260 for the years ended December 31, 2022, 2021 and 2020 is as follows:

	For the Years Ended December 31,
	2022	2021	2020
Numerator:
Net income from continuing operations attributable to SYLA Technologies Co., Ltd.’s shareholders	306,432	277,489	435,727
Income from discontinued operations attributable to SYLA Technologies Co., Ltd.’s shareholders	88,523	-	-
Net income attributable to SYLA Technologies Co., Ltd.’s shareholders	394,955	277,489	435,727

Denominator:
Weighted average number of common shares outstanding used in calculating basic net income per share	239,353	231,031	226,174
Dilutive effect of stock options	44,001	40,378	38,987
Weighted average number of common shares outstanding used in calculating diluted net income per share	283,354	271,409	265,161

Net income from continuing operations per share
Net income per share - basic	1,280.25	1,201.09	1,926.51
Net income per share - diluted	1,081.45	1,022.40	1,643.25

Income from discontinued operations per share
Net income per share - basic	369.84	-	-
Net income per share - diluted	312.41	-	-

Net income attributable to SYLA Technologies Co., Ltd. per share
Net income per share - basic	1,650.09	1,201.09	1,926.51
Net income per share - diluted	1,393.86	1,022.40	1,643.25